Inventories - Summary of Inventories (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Classes of current inventories [abstract]
Ore stockpiles	$ 3,297	$ 2,715
In-process inventory and finished goods	96,651	50,195
Materials and supplies	68,896	67,920
Inventories	$ 168,844	$ 120,830